Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Revenue	$ 76,846	$ 58,720	$ 42,421
Cost of revenue	23,767	19,789	12,089
Gross profit	53,079	38,931	30,332
Operating expenses:
Sales and marketing	34,847	25,925	15,818
Research and development	14,765	11,521	7,365
General and administrative	14,293	12,272	7,435
Total operating expenses	63,905	49,718	30,618
Operating loss	(10,826)	(10,787)	(286)
Other income (expense), net:
Interest income	34	1	2
Interest expense	(506)	(538)	(350)
Other expenses, net	(12)	(62)	(78)
Total other expense, net	(484)	(599)	(426)
Loss before income taxes	(11,310)	(11,386)	(712)
Benefit from income taxes	24	562	89
Net loss	$ (11,286)	$ (10,824)	$ (623)
Net loss per share attributable to common stockholders:
Basic	$ (0.68)	$ (0.88)	$ (0.05)
Diluted	$ (0.68)	$ (0.88)	$ (0.05)
Weighted-average common shares outstanding:
Basic	16,659,561	12,257,413	11,788,883
Diluted	16,659,561	12,257,413	11,788,883
Other comprehensive (loss) income:
Foreign currency translation adjustment, net of taxes	$ (290)	$ 29	$ (68)
Total other comprehensive (loss) income	(290)	29	(68)
Total comprehensive loss	$ (11,576)	$ (10,795)	$ (691)